Deposits	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Financial Services, Banking and Thrift [Abstract]
Deposits	DepositsThe aggregate amount of time deposits, each with a minimum denomination of $250,000, was approximately $35.7 million and $32.6 million on March 31, 2023, and December 31, 2022, respectively. Brokered time deposits totaled $389.2 million at March 31, 2023. There were $100.3 million in brokered time deposits at December 31, 2022. Time deposits through the Certificate of Deposit Account Registry Service (“CDARS”) program totaled $13.1 million at March 31, 2023, compared to $11.7 million at December 31, 2022.
At March 31, 2023, the scheduled maturities of time deposits for the remaining nine months ending December 31, 2023 and the following five years were as follows (in thousands):

As of March 31, 2023
Remaining nine months ending, December 31, 2023	$130,833
2024	114,613
2025	133,679
2026	82,141
2027	49,529
2028	77,386
$588,181
At March 31, 2023, and December 31, 2022, amounts included in time deposits for individual retirement accounts totaled $35.2 million and $36.9 million, respectively.
Overdrafts of $277 thousand and $503 thousand were reclassified to loans as of the three months ended March 31, 2023, and the year ended December 31, 2022, respectively.
DepositsThe aggregate amount of time deposits, each with a minimum denomination of $250,000, was approximately $48.5 million and $32.6 million on June 30, 2023, and December 31, 2022, respectively. Brokered time deposits totaled $389.1 million and $100.3 million as of June 30, 2023, and December 31, 2022, respectively. Time deposits through the Certificate of Deposit Account Registry Service (“CDARS”) program totaled $18.8 million at June 30, 2023, compared to $11.7 million at December 31, 2022.
At June 30, 2023, the scheduled maturities of time deposits for the remaining six months ending December 31, 2023 and the following five years were as follows (in thousands):

As of June 30, 2023
Remaining six months ending, December 31, 2023	$99,479
2024	191,983
2025	132,500
2026	82,716
2027	49,528
2028	77,838
Total	$634,044
At June 30, 2023, and December 31, 2022, amounts included in time deposits for individual retirement accounts totaled $32.0 million and $36.9 million, respectively.
Overdrafts of $102 thousand and $503 thousand were reclassified to loans as of June 30, 2023, and the year ended December 31, 2022, respectively.
DepositsThe aggregate amount of time deposits, each with a minimum denomination of $250,000, was approximately $133.3 million and $52.4 million in 2022 and 2021, respectively. Brokered time deposits totaled $100.3 million at December 31, 2022. There were no brokered time deposits at December 31, 2021. Time deposits through the Certificate of Deposit Account Registry Service (“CDARS”) program totaled $11.7 million at December 31, 2022, compared to $18.9 million at December 31, 2021. Deposits through the CDARS program are generated from major customers with substantial relationships with the Company.
At December 31, 2022, the scheduled maturities of time deposits for the next five years were as follows (in thousands):

Years ending December 31,
2023	$153,075
2024	94,816
2025	45,724
2026	3,449
2027	1,827
$298,891
At December 31, 2022 and 2021, amounts included in time deposits for individual retirement accounts totaled $36.9 million and $42.9 million, respectively.
Overdrafts of $503 thousand and $94 thousand were reclassified to loans at year ended December 31, 2022 and 2021.